Preference shares	12 Months Ended
Dec. 31, 2013
Preference shares [Abstract]
Preference shares

10. Preference shares

The following table sets forth the changes of each of the convertible redeemable preference shares for years ended December 31, 2011, 2012 and 2013:

	Series A Preference Shares		Series A-1 Preference Shares		Series B Preference Shares		Series B-1 Preference Shares		Total
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Amount
		US$		US$		US$		US$	US$
As at December 31, 2010	27,028,572	9,866	19,047,620	10,588	25,210,084	45,173	-	-	65,627
Gross proceeds from the issuance	-	-	-	-	1,037,328	2,110	15,242,995	55,000	57,110
Accretions	-	-	-	885	-	3,928	-	1,734	6,547
As at December 31, 2011	27,028,572	9,866	19,047,620	11,473	26,247,412	51,211	15,242,995	56,734	129,284
Accretions	-	-	-	962	-	4,298	-	4,973	10,233
As at December 31, 2012	27,028,572	9,866	19,047,620	12,435	26,247,412	55,509	15,242,995	61,707	139,517
Accretions	-	-	-	858	-	3,831	-	4,445	9,134
Conversion to ordinary shares	(27,028,572)	(9,866)	(19,047,620)	(13,293)	(26,247,412)	(59,340)	(15,242,995)	(66,152)	(148,651)
As at December 31, 2013	-	-	-	-	-	-	-	-	-

All of the preference shares were converted to ordinary shares upon the Group's IPO on November 5, 2013. Immediately prior to the IPO, the Group's preference shares comprised the following:

				Shares
Series	Date of Issuance	Issue Price Per Share	Redemption Price Per Share	Authorized	Issued and Outstanding	Carrying Amount
		US$	US$			US$
A	March 2010	0.37	0.18	27,028,572	27,028,572	9,866
A-1	March 2010	0.53	0.53	19,047,620	19,047,620	13,293
B	December 2010	1.79	1.79	26,247,412	25,210,084	56,910
B	March 2011	2.03	2.03	26,247,412	1,037,328	2,430
B-1	August and September 2011	3.608	3.608	15,243,000	15,242,995	66,152

 The Group did not authorize or issue any preference shares before 2010. The Group classified the Series A, Series A-1, Series B and Series B-1 Preference Shares in the mezzanine section of the consolidated balance sheets because they were contingently redeemable. In addition, the Group recorded accretions on the preference shares to the redemption value from the issuance dates to the earliest redemption dates. The accretion of Series A-1, Series B and Series B-1 Preference Shares was US$9,134 for the year ended December 31, 2013.

The Group has determined that conversion and redemption features embedded in the preference shares are not required to be bifurcated and accounted for as a derivative. The Group also determined that there was no beneficial conversion feature attributable to any of the preference shares because the initial effective conversion prices of these preference shares were higher than the fair value of the Group's ordinary shares determined by the Group with the assistance from an independent valuation firm.

Prior to their automatic conversion to ordinary share upon the Group's IPO on November 5, 2013, the preference shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of Preference Shares were entitled to vote together with the holders of ordinary shares, and not as a separate class, on all matters put before the shareholders of the Group, on an as-if-converted basis.